Inventories, Net (Schedule of Inventories) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 ILS (₪)
Disclosure of financial assets [line items]
Finished products	₪ 54,193	$ 14,941		₪ 55,796
Inventory in transit	11,782	3,249		17,018
Less - Provision of slow-moving inventory	(3,500)	(965)		(885)
Total Inventories	₪ 62,475	$ 17,225	[1]	₪ 71,929

[1]	Convenience Translation into US Dollars.